Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplementary Financial Information
16.	SUPPLEMENTARY FINANCIAL INFORMATION

Other Income and Deductions

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Other income:
Office space sublease rental income (a)	$3	$—	$9	$—
Insurance settlement	—	—	—	9
Sale of land (b)	1	2	4	2
Interest income	4	2	10	3
All other	2	3	6	5

Total other income	$10	$7	$29	$19

Other deductions:
Write-off of generation equipment (b)	$—	$4	$2	$45
Adjustment to asbestos liability	—	11	—	11
Fees associated with TCEH DIP Roll Facilities	—	5	—	5
All other	—	8	3	14

Total other deductions	$—	$28	$5	$75

(a)	Reported in Corporate and Other non-segment (Successor period only).
(b)	Reported in Wholesale Generation segment (Successor period only).

Restricted Cash

	September 30, 2017		December 31, 2016
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to the Vistra Operations Credit Facilities (Note 9)	$—	$650	$—	$650
Amounts related to restructuring escrow accounts	61	—	90	—
Other	—	—	5	—

Total restricted cash	$61	$650	$95	$650

Trade Accounts Receivable

	September 30, 2017	December 31, 2016
Wholesale and retail trade accounts receivable	$738	$622
Allowance for uncollectible accounts	(21)	(10)

Trade accounts receivable — net	$717	$612

Gross trade accounts receivable at September 30, 2017 and December 31, 2016 included unbilled retail revenues of $250 million and $225 million, respectively.

Allowance for Uncollectible Accounts Receivable

	Successor	Predecessor
	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Allowance for uncollectible accounts receivable at beginning of period	$10	$9
Increase for bad debt expense	35	20
Decrease for account write-offs	(24)	(16)

Allowance for uncollectible accounts receivable at end of period	$21	$13

Inventories by Major Category

	September 30, 2017	December 31, 2016
Materials and supplies	$172	$173
Fuel stock	102	88
Natural gas in storage	21	24

Total inventories	$295	$285

Other Investments

	September 30, 2017	December 31, 2016
Nuclear plant decommissioning trust	$1,132	$1,012
Land	49	49
Miscellaneous other	2	3

Total other investments	$1,183	$1,064

Nuclear Decommissioning Trust — Investments in a trust that will be used to fund the costs to decommission the Comanche Peak nuclear generation plant are carried at fair value. Decommissioning costs are being recovered from Oncor’s customers as a delivery fee surcharge over the life of the plant and deposited by Vistra Energy (and prior to the Effective Date, a subsidiary of TCEH) in the trust fund. Income and expense associated with the trust fund and the decommissioning liability are offset by a corresponding change in a receivable/payable (currently a receivable reported in noncurrent assets) that will ultimately be settled through changes in Oncor’s delivery fees rates. The nuclear decommissioning trust fund was not a debtor in the Chapter 11 Cases. A summary of investments in the fund follows:

	September 30, 2017
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$352	$14	$(1)	$365
Equity securities (c)	321	451	(5)	767

Total	$673	$465	$(6)	$1,132

	December 31, 2016
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$333	$10	$(3)	$340
Equity securities (c)	309	368	(5)	672

Total	$642	$378	$(8)	$1,012

(a)	Includes realized gains and losses on securities sold.
(b)	The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody’s Investors Services, Inc. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.57% and 3.56% at September 30, 2017 and December 31, 2016, respectively, and an average maturity of 9 years at both September 30, 2017 and December 31, 2016.
(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.

Debt securities held at September 30, 2017 mature as follows: $102 million in one to 5 years, $99 million in five to 10 years and $164 million after 10 years.

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Realized gains	$1	$3	$3	$3
Realized losses	$(1)	$(2)	$(3)	$(2)
Proceeds from sales of securities	$56	$46	$154	$201
Investments in securities	$(62)	$(52)	$(169)	$(215)

Property, Plant and Equipment

At September 30, 2017 and December 31, 2016, property, plant and equipment of $4.746 billion and $4.443 billion, respectively, is stated net of accumulated depreciation and amortization of $318 million and $85 million, respectively.

Asset Retirement and Mining Reclamation Obligations (ARO)

These liabilities primarily relate to nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal fueled plant ash treatment facilities and generation plant asbestos removal and disposal costs. There is no earnings impact with respect to changes in the nuclear plant decommissioning liability, as all costs are recoverable through the regulatory process as part of delivery fees charged by Oncor. As part of fresh start reporting, new fair values were established for all AROs for the Successor.

At September 30, 2017, the carrying value of our ARO related to our nuclear generation plant decommissioning totaled $1.223 billion, which exceeds the fair value of the assets contained in the nuclear decommissioning trust. Since the costs to ultimately decommission that plant are recoverable through the regulatory rate making process as part of Oncor’s delivery fees, a corresponding regulatory asset has been recorded to our condensed consolidated balance sheet of $91 million in other noncurrent assets.

The following table summarizes the changes to these obligations, reported in other current liabilities and asset retirement obligations in our condensed consolidated balance sheets, for the nine months ended September 30, 2017:

	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Liability at December 31, 2016	$1,200	$375	$151	$1,726
Additions:
Accretion	23	14	4	41
Adjustment for change in estimates (a)	—	3	4	7
Reductions:
Payments	—	(23)	—	(23)

Liability at September 30, 2017	1,223	369	159	1,751
Less amounts due currently	—	(83)	(2)	(85)

Noncurrent liability at September 30, 2017	$1,223	$286	$157	$1,666

(a)	Relates to the impacts of accelerating the ARO associated with the planned retirement of the Monticello plant (see Note 17).

Other Noncurrent Liabilities and Deferred Credits

The balance of other noncurrent liabilities and deferred credits consists of the following:

	September 30, 2017	December 31, 2016
Unfavorable purchase and sales contracts	$39	$46
Other, including retirement and other employee benefits	193	174

Total other noncurrent liabilities and deferred credits	$232	$220

Unfavorable Purchase and Sales Contracts — The amortization of unfavorable purchase and sales contracts totaled $2 million and $6 million for the three months ended September 30, 2017 and 2016, respectively, and $7 million and $18 million for the nine months ended September 30, 2017 and 2016, respectively. See Note 4 for intangible assets related to favorable purchase and sales contracts.

The estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years is as follows:

Year	Amount
2017	$10
2018	$11
2019	$9
2020	$9
2021	$1

Fair Value of Debt

	September 30, 2017		December 31, 2016
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt under the Vistra Operations Credit Facilities (Note 9)	$4,484	$4,484	$4,515	$4,552
Other long-term debt, excluding capital lease obligations (Note 9)	30	27	36	32
Mandatorily redeemable subsidiary preferred stock (Note 9)	70	70	70	70

We determine fair value in accordance with accounting standards as discussed in Note 12, and at September 30, 2017, our debt fair value represents Level 2 valuations. We obtain security pricing from an independent party who uses broker quotes and third-party pricing services to determine fair values. Where relevant, these prices are validated through subscription services such as Bloomberg.

Supplemental Cash Flow Information

	Successor	Predecessor
	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Cash payments related to:
Interest paid (a)	$197	$1,064
Capitalized interest	(5)	(9)

Interest paid (net of capitalized interest) (a)	$192	$1,055
Income taxes	$51	$22
Reorganization items (b)	$—	$104
Noncash investing and financing activities:
Construction expenditures (c)	$16	$53

(a)	Predecessor period includes amounts paid for adequate protection.
(b)	Represents cash payments made by our Predecessor for legal and other consulting services, including amounts paid on behalf of third parties pursuant to contractual obligations approved by the Bankruptcy Court.
(c)	Represents end-of-period accruals for ongoing construction projects.

22. SUPPLEMENTARY FINANCIAL INFORMATION

Other Income and Deductions

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Other income:
Office space sublease rental income (a)	$2	$—	$—	$—
Curtailment gain on employee benefit plans (a)	4	—	—	—
Mineral rights royalty income (b)	1	3	4	4
Insurance settlement	—	9	—	—
All other	2	4	13	12

Total other income	$9	$16	$17	$16

Other deductions:
Adjustment to asbestos liability	$—	$11	$—	$—
Write-off of generation equipment	—	45	—	—
Fees associated with DIP Roll Facilities	—	5	—
Impairment of favorable purchase contracts (Note 7)	—	—	8	183
Impairment of emission allowances (Note 7)	—	—	55	80
Impairment of mining development costs (Note 7)	—	—	19	—
All other	—	14	11	18

Total other deductions	$—	$75	$93	$281

(a)	Corporate and Other nonsegment (Successor period only).
(b)	Wholesale Generation segment (Successor period only).

Restricted Cash

	Successor		Predecessor
	December 31, 2016		December 31, 2015
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to the Vistra Operations Credit Facilities (Note 13)	$—	$650	$—	$—
Amounts related to the DIP Facility (Note 13)			519	—
Amounts related to TCEH’s pre-petition Letter of Credit Facility (Note 5)	—	—	—	507
Amounts related to restructuring escrow accounts	90	—	—	—
Other	5	—	—	—

Total restricted cash	$95	$650	$519	$507

Trade Accounts Receivable

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Wholesale and retail trade accounts receivable	$622	$542
Allowance for uncollectible accounts	(10)	(9)

Trade accounts receivable — net	$612	$533

Gross trade accounts receivable at December 31, 2016 and 2015 included unbilled revenues of $225 million and $231 million, respectively.

Allowance for Uncollectible Accounts Receivable

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Allowance for uncollectible accounts receivable at beginning of period	$—	$9	$15	$14
Increase for bad debt expense	(10)	20	34	38
Decrease for account write-offs	—	(16)	(40)	(37)

Allowance for uncollectible accounts receivable at end of period	$(10)	$13	$9	$15

Inventories by Major Category

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Materials and supplies	$173	$226
Fuel stock	88	170
Natural gas in storage	24	32

Total inventories	$285	$428

Investments

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Nuclear plant decommissioning trust	$1,012	$918
Land	49	36
Miscellaneous other	3	8

Total investments	$1,064	$962

Nuclear Decommissioning Trust — Investments in a trust that will be used to fund the costs to decommission the Comanche Peak nuclear generation plant are carried at fair value. Decommissioning costs are being recovered from Oncor’s customers as a delivery fee surcharge over the life of the plant and deposited by Vistra Energy (and prior to the Effective Date, a subsidiary of TCEH) in the trust fund. Income and expense associated with the trust fund and the decommissioning liability are offset by a corresponding change in a receivable/payable (currently a payable reported in noncurrent liabilities) that will ultimately be settled through changes in Oncor’s delivery fees rates. The nuclear decommissioning trust fund was not a debtor in the Chapter 11 Cases. A summary of investments in the fund follows:

	Successor
	December 31, 2016
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$333	$10	$(3)	$340
Equity securities (c)	309	368	(5)	672

Total	$642	$378	$(8)	$1,012

	Predecessor
	December 31, 2015
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$310	$11	$(2)	$319
Equity securities (c)	291	315	(7)	599

Total	$601	$326	$(9)	$918

(a)	Includes realized gains and losses on securities sold.
(b)	The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody’s Investors Services, Inc. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.56% and 3.68% at December 31, 2016 and 2015, respectively, and an average maturity of 9 years and 8 years at December 31, 2016 and 2015, respectively.
(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.

Debt securities held at December 31, 2016 mature as follows: $102 million in one to five years, $90 million in five to ten years and $148 million after ten years.

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Realized gains	$1	$3	$1	$11
Realized losses	$—	$(2)	$(1)	$(2)
Proceeds from sales of securities	$25	$201	$401	$314
Investments in securities	$(30)	$(215)	$(418)	$(331)

Property, Plant and Equipment

Successor
December 31, 2016
Successor
Wholesale Generation:
Generation and mining	$3,997
Retail Electricity	3
Corporate and Other	107

Total	4,107
Less accumulated depreciation	(54)

Net of accumulated depreciation	4,053
Nuclear fuel (net of accumulated amortization of $31 million)	166
Construction work in progress:
Wholesale Generation	210
Retail Electricity	6
Corporate and Other	8

Total construction work in progress	224

Property, plant and equipment — net	$4,443

Predecessor
December 31, 2015
Predecessor
Generation and mining	$10,886
Other assets	546

Total	11,432
Less accumulated depreciation	(2,654)

Net of accumulated depreciation	8,778
Nuclear fuel (net of accumulated amortization of $1.383 billion)	248
Construction work in progress	323

Property, plant and equipment — net	$9,349

Depreciation expense totaled $54 million, $401 million, $767 million and $1.154 billion for the Successor period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively.

Our property, plant and equipment consists of our power generation assets, related mining assets, information system hardware, capitalized corporate office lease space and other leasehold improvements. At December 31, 2016, the capital lease for the building totaled $64 million with accumulated depreciation of less than $1 million. The estimated remaining useful lives range from 3 to 37 years for our property, plant and equipment.

Asset Retirement and Mining Reclamation Obligations (ARO)

These liabilities primarily relate to nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal fueled plant ash treatment facilities and generation plant asbestos removal and disposal costs. There is no earnings impact with respect to changes in the nuclear plant decommissioning liability, as all costs are recoverable through the regulatory process as part of delivery fees charged by Oncor. As part of fresh start reporting, new fair values were established for all AROs for the Successor.

At December 31, 2016, the current value of our ARO related to our nuclear generation plant decommissioning totaled $1.2 billion, which exceeds the fair value of the assets contained in the nuclear decommissioning trust. Since the costs to ultimately decommission that plant are recoverable through the regulatory rate making process as part of Oncor’s delivery fees, a corresponding regulatory asset has been recorded to our consolidated balance sheet of $188 million in other noncurrent assets.

The following tables summarize the changes to these obligations, reported in other current liabilities and other noncurrent liabilities and deferred credits in the consolidated balance sheets for the Successor period ended December 31, 2016, and the Predecessor periods ended October 2, 2016 and December 31, 2015:

Successor:	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Fair value of liability established at October 3, 2016	$1,192	$374	$152	$1,718
Additions:
Accretion — October 3, 2016 through December 31, 2016	8	5	1	14
Reductions:
Payments — October 3, 2016 through December 31, 2016	—	(4)	(2)	(6)

Liability at December 31, 2016	1,200	375	151	1,726
Less amounts due currently	—	(53)	(2)	(55)

Noncurrent liability at December 31, 2016	$1,200	$322	$149	$1,671

Predecessor:	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Liability at January 1, 2015	$413	$165	$36	$614
Additions:
Accretion	25	20	6	51
Adjustment for new cost estimate (a)	70	—	—	70
Incremental reclamation costs (b)	—	84	69	153
Reductions:
Payments	—	(54)	(4)	(58)

Liability at December 31, 2015 (c)	508	215	107	830
Additions:
Accretion — January 1, 2016 through October 2, 2016	22	16	5	43
Adjustment for new cost estimate	—	—	1	1
Incremental reclamation costs	—	14	12	26
Reductions:
Payments — January 1, 2016 through October 2, 2016	—	(37)	(3)	(40)

Liability at October 2, 2016	530	208	122	860
Less amounts due currently	—	(50)	(1)	(51)

Noncurrent liability at October 2, 2016	$530	$158	$121	$809

(a)	The adjustment for nuclear plant decommissioning resulted from a new cost estimate completed in 2015. Under applicable accounting standards, the liability is remeasured when significant changes in the amount or timing of cash flows occurs, and PUCT rules require a new cost estimate at least every five years. The increase in the liability was driven by increased security and fuel-handling costs.
(b)	The adjustment for other asset retirement obligations resulted from the effect on our estimated retirement obligation related to coal combustion residual facilities at our lignite/coal fueled generation facilities that arose from the Disposal of Coal Combustion Residuals from Electric Utilities rule.
(c)	Includes $66 million recorded to other current liabilities in the consolidated balance sheet of the Predecessor.

Other Noncurrent Liabilities and Deferred Credits

The balance of other noncurrent liabilities and deferred credits consists of the following:

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Unfavorable purchase and sales contracts	$46	$543
Nuclear decommissioning fund excess over asset retirement obligation (Note 20)	—	409
Uncertain tax positions, including accrued interest	—	41
Other, including retirement and other employee benefits	174	22

Total other noncurrent liabilities and deferred credits	$220	$1,015

Unfavorable Purchase and Sales Contracts — The amortization of unfavorable purchase and sales contracts totaled $3 million, $18 million, $23 million and $23 million for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014, respectively. See Note 7 for intangible assets related to favorable purchase and sales contracts.

Fair Value of Debt

	Successor		Predecessor
	December 31, 2016		December 31, 2015
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt under the Vistra Operations Credit Facilities (Note 13)	$4,515	$4,552	$—	$—
Other long-term debt, excluding capital lease obligations (Note 13)	$36	$32	$14	$15
Mandatorily redeemable preferred stock (Note 13)	$70	$70	$—	$—
Borrowings under debtor-in-possession or senior secured exit facilities (Note 13)	$—	$—	$1,425	$1,411

We determine fair value in accordance with accounting standards as discussed in Note 16, and at December 31, 2016, our debt fair value represents Level 2 valuations. We obtain security pricing from an independent party who uses broker quotes and third-party pricing services to determine fair values. Where relevant, these prices are validated through subscription services such as Bloomberg. The fair value estimates of Predecessor pre-petition notes, loans and other debt reported as liabilities subject to compromise have been excluded from the table above.

Supplemental Cash Flow Information

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Cash payments related to:
Interest paid (a)	$19	$1,064	$1,298	$1,252
Capitalized interest	(3)	(9)	(11)	(17)

Interest paid (net of capitalized interest) (a)	$16	$1,055	$1,287	$1,235
Reorganization items (b)	$—	$104	$224	$93
Income taxes paid (refund)	$(2)	$22	$29	$31
Noncash investing and financing activities:
Construction expenditures (c)	$1	$53	$75	$108
Contribution to membership interests	$—	$—	$—	$2

(a)	This amount includes amounts paid for adequate protection. Net of amounts received under interest rate swap agreements in 2014.
(b)	Represents cash payments for legal and other consulting services, including amounts paid on behalf of third parties pursuant to contractual obligations approved by the Bankruptcy Court.
(c)	Represents end-of-period accruals for ongoing construction projects.